Annual Fund Operating Expenses - Soundwatch Hedged Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Soundwatch Hedged Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[1]
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.91%

[1]	[1]The entire amount of other expenses reflects interest charges on borrowings.
[2]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” do not correlate to “Ratio of expenses to average net assets” either “Before expense reimbursement/recoupment” or “After expense reimbursement/recoupment” provided in the Financial Highlights because they reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	Soundwatch Capital, LLC (the “Advisor”) has contractually agreed to waive 0.10% of its unitary management fee to reduce the unitary management fee to 0.50%. The fee waiver will remain in effect through at least February 28, 2027, and may be terminated only by the Advisor Managed Portfolios (the “Trust”) Board of Trustees (the “Board”). The fee waiver is not subject to recoupment by the Advisor.